Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Note/Bond	8.000%	11/15/21	21,340	22,087
United States Treasury Note/Bond	1.750%	4/30/22	2	2
United States Treasury Note/Bond	1.750%	6/15/22	30,260	30,785
United States Treasury Note/Bond	0.125%	6/30/22	283,155	283,288
United States Treasury Note/Bond	1.750%	7/15/22	154,570	157,468
United States Treasury Note/Bond	0.125%	7/31/22	311,215	311,409
United States Treasury Note/Bond	1.875%	7/31/22	190,280	194,264
United States Treasury Note/Bond	2.000%	7/31/22	159,880	163,452
United States Treasury Note/Bond	1.500%	8/15/22	202,750	206,203
United States Treasury Note/Bond	1.625%	8/15/22	124,107	126,415
United States Treasury Note/Bond	7.250%	8/15/22	17,525	19,028
United States Treasury Note/Bond	0.125%	8/31/22	262,600	262,723
United States Treasury Note/Bond	1.625%	8/31/22	200,035	203,879
United States Treasury Note/Bond	1.875%	8/31/22	118,647	121,279
United States Treasury Note/Bond	1.500%	9/15/22	120,354	122,535
United States Treasury Note/Bond	0.125%	9/30/22	292,130	292,221
United States Treasury Note/Bond	1.750%	9/30/22	97,025	99,147
United States Treasury Note/Bond	1.875%	9/30/22	169,407	173,404
United States Treasury Note/Bond	1.375%	10/15/22	216,893	220,655
United States Treasury Note/Bond	0.125%	10/31/22	250,130	250,208
United States Treasury Note/Bond	1.875%	10/31/22	116,669	119,586
United States Treasury Note/Bond	2.000%	10/31/22	57,966	59,515
United States Treasury Note/Bond	1.625%	11/15/22	339,350	346,826
United States Treasury Note/Bond	0.125%	11/30/22	300,435	300,529
United States Treasury Note/Bond	2.000%	11/30/22	257,875	265,168
United States Treasury Note/Bond	1.625%	12/15/22	259,165	265,199
United States Treasury Note/Bond	0.125%	12/31/22	247,870	247,909
United States Treasury Note/Bond	2.125%	12/31/22	95,640	98,674
United States Treasury Note/Bond	1.500%	1/15/23	146,770	150,049
United States Treasury Note/Bond	0.125%	1/31/23	208,520	208,553
United States Treasury Note/Bond	1.750%	1/31/23	190,375	195,551
United States Treasury Note/Bond	2.375%	1/31/23	34,680	35,980
United States Treasury Note/Bond	1.375%	2/15/23	268,835	274,548
United States Treasury Note/Bond	2.000%	2/15/23	308,980	318,829
United States Treasury Note/Bond	0.125%	2/28/23	156,395	156,395
United States Treasury Note/Bond	1.500%	2/28/23	130,902	134,031
United States Treasury Note/Bond	2.625%	2/28/23	148,900	155,391
United States Treasury Note/Bond	0.500%	3/15/23	197,135	198,429
United States Treasury Note/Bond	0.125%	3/31/23	137,575	137,554
United States Treasury Note/Bond	1.500%	3/31/23	201,480	206,517
United States Treasury Note/Bond	2.500%	3/31/23	205,995	214,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.250%	4/15/23	314,820	315,509
	United States Treasury Note/Bond	0.125%	4/30/23	175,215	175,188
	United States Treasury Note/Bond	1.625%	4/30/23	47,215	48,550
	United States Treasury Note/Bond	2.750%	4/30/23	55,200	57,951
	United States Treasury Note/Bond	0.125%	5/15/23	351,780	351,670
	United States Treasury Note/Bond	1.750%	5/15/23	155,548	160,409
[1]	United States Treasury Note/Bond	0.125%	5/31/23	188,540	188,465
	United States Treasury Note/Bond	1.625%	5/31/23	55,495	57,125
	United States Treasury Note/Bond	2.750%	5/31/23	79,015	83,114
	United States Treasury Note/Bond	0.250%	6/15/23	253,695	254,171
	United States Treasury Note/Bond	1.375%	6/30/23	189,340	194,133
	United States Treasury Note/Bond	2.625%	6/30/23	56,910	59,844
	United States Treasury Note/Bond	0.125%	7/15/23	288,500	288,320
	United States Treasury Note/Bond	1.250%	7/31/23	44,747	45,796
	United States Treasury Note/Bond	2.750%	7/31/23	66,037	69,731
	United States Treasury Note/Bond	0.125%	8/15/23	325,915	325,609
	United States Treasury Note/Bond	2.500%	8/15/23	236,250	248,358
	United States Treasury Note/Bond	6.250%	8/15/23	10,525	11,926
	United States Treasury Note/Bond	1.375%	8/31/23	178,970	183,780
	United States Treasury Note/Bond	2.750%	8/31/23	66,499	70,333
	United States Treasury Note/Bond	0.125%	9/15/23	312,510	312,119
	United States Treasury Note/Bond	1.375%	9/30/23	208,535	214,302
	United States Treasury Note/Bond	2.875%	9/30/23	72,400	76,925
	United States Treasury Note/Bond	0.125%	10/15/23	277,935	277,501
	United States Treasury Note/Bond	1.625%	10/31/23	187,165	193,628
	United States Treasury Note/Bond	2.875%	10/31/23	217,640	231,719
	United States Treasury Note/Bond	0.250%	11/15/23	343,910	344,340
	United States Treasury Note/Bond	2.750%	11/15/23	149,390	158,704
	United States Treasury Note/Bond	2.125%	11/30/23	74,495	78,057
	United States Treasury Note/Bond	2.875%	11/30/23	75,665	80,701
	United States Treasury Note/Bond	0.125%	12/15/23	306,675	306,004
	United States Treasury Note/Bond	2.250%	12/31/23	46,434	48,857
	United States Treasury Note/Bond	2.625%	12/31/23	78,245	83,074
	United States Treasury Note/Bond	0.125%	1/15/24	264,260	263,517
	United States Treasury Note/Bond	2.250%	1/31/24	209,343	220,530
	United States Treasury Note/Bond	2.500%	1/31/24	91,190	96,690
	United States Treasury Note/Bond	0.125%	2/15/24	349,505	348,522
	United States Treasury Note/Bond	2.750%	2/15/24	273,770	292,335
	United States Treasury Note/Bond	2.125%	2/29/24	77,314	81,288
	United States Treasury Note/Bond	2.375%	2/29/24	74,195	78,508
	United States Treasury Note/Bond	0.250%	3/15/24	260,625	260,666
	United States Treasury Note/Bond	2.125%	3/31/24	205,453	216,239
	United States Treasury Note/Bond	0.375%	4/15/24	330,095	331,023
	United States Treasury Note/Bond	2.000%	4/30/24	55,170	57,911
	United States Treasury Note/Bond	2.250%	4/30/24	98,636	104,261
	United States Treasury Note/Bond	0.250%	5/15/24	436,850	436,304
	United States Treasury Note/Bond	2.500%	5/15/24	168,094	179,073
	United States Treasury Note/Bond	2.000%	5/31/24	131,880	138,556
	United States Treasury Note/Bond	1.750%	6/30/24	98,825	103,164
	United States Treasury Note/Bond	1.750%	7/31/24	119,130	124,454
	United States Treasury Note/Bond	2.125%	7/31/24	63,748	67,314
Total U.S. Government and Agency Obligations (Cost $16,295,664)					16,346,864

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $17,336)	0.055%	173,365	17,337
Total Investments (99.8%) (Cost $16,313,000)				16,364,201
Other Assets and Liabilities—Net (0.2%)				30,146
Net Assets (100%)				16,394,347
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,346,864	—	16,346,864
Temporary Cash Investments	17,337	—	—	17,337
Total	17,337	16,346,864	—	16,364,201